Debt - Summary of Outstanding Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total long-term debt, gross	$ 275,000	$ 465,712	$ 894,399
Less: unamortized debt issuance costs	(5,854)	(5,580)	(17,084)
Total long-term debt, net of issuance costs	269,146	460,132	877,315
Less: current portion	(2,750)	0	(6,412)
Total long-term debt, net	266,396	465,712
Subsidiaries [Member]
Debt Instrument [Line Items]
Total long-term debt, net	266,396	460,132	870,903
June 2017 First Lien Loan
Debt Instrument [Line Items]
Total long-term debt, gross		465,712	618,721
May 2020 First Lien Loan
Debt Instrument [Line Items]
Total long-term debt, gross	$ 275,000	$ 0	$ 275,678